Long-term Debt - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Debt [Abstract]
Interest expense	$ 16,788	$ 141,597
Capitalized interest	$ 552	$ 17,474
Weighted average interest rate	7.75%	6.45%